Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter
Ended:  March 31, 2012
Check here if Amendment [ ]; Amendment
Number:
This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name: Corbyn Investment Management, Inc.
Address: Suite 108 2330 W. Joppa Rd.
Lutherville, MD 21093
13F File Number: 28-4242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Karla K. Moore
Title: Corporate Secretary, CCO
Phone: 410-832-5500
Signature, Place and Date of Signing:
Karla K. Moore Lutherville, MD 4/12/12



Report Type (Check only one):
[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.


Form 13F Summary Page

Report Summary:

Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
60
Form 13F Information Table Value Total:
$667,180
List of Other Included Managers:
NONE


                                                                                                 Voting Authority
                                                                                                          -------
                                                           Value      Shares/    Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000)    Prn Amt    Prn Call Dscretn   Managers   Sole
------------------------------ ---------------- --------- -------- ------------- --- ---- ------- ----------   -----

American National Bankshares I COM           027745108     2033         95454 SH       Defined                 95454
Assurant, Inc. (AIZ)           COM           04621x108    24954        616144 SH       Defined                616144
BCSB Bancorp. (BCSB)           COM           055367106     1801        138524 SH       Defined                138524
BioScrip, Inc. (BIOS)          COM           09069n108     9301       1369739 SH       Defined               1369739
CA, Inc.  (CA)                 COM           12673p105    35484       1287504 SH       Defined               1287504
Cardinal Financial Corp. (CFNL COM           14149f109     5462        483353 SH       Defined                483353
Chevron Corporation (CVX)      COM           166764100      236          2205 SH       Defined                  2205
Chicopee Bancorp Inc.  (CBNK)  COM           168565109      948         65389 SH       Defined                 65389
Cisco Systems Inc. (CSCO)      COM           17275r102    35158       1662306 SH       Defined               1662306
ConocoPhillips (COP)           COM           20825c104      836         11004 SH       Defined                 11004
EMCOR Group Inc. (EME)         COM           29084q100    16273        587032 SH       Defined                587032
EOG Resources Inc. (EOG)       COM           26875p101    10846         97627 SH       Defined                 97627
ESSA Bancorp Inc. (ESSA)       COM           29667d104     2735        279112 SH       Defined                279112
Emerson Electric (EMR)         COM           291011104     1675         32094 SH       Defined                 32094
Energen Corporation (EGN)      COM           29265n108    11700        238047 SH       Defined                238047
FTI Consulting (FCN)           COM           302941109    31489        839263 SH       Defined                839263
First Connecticut Bancorp  (FB COM           319850103      627         47542 SH       Defined                 47542
GMX Resources  (GMXR)          COM           38011m108     2775       2184982 SH       Defined               2184982
GSI Group Inc. (GSIG)          COM           36191c205     5348        443470 SH       Defined                443470
Global Indemnity Plc  (GBLI)   COM           g39319101    13223        678433 SH       Defined                678433
Hanesbrands Inc. (HBI)         COM           410345102     4875        165034 SH       Defined                165034
Harmonic Inc. (HLIT)           COM           413160102    23976       4383127 SH       Defined               4383127
Heritage Financial Group Inc.  COM           42726x102      628         53165 SH       Defined                 53165
Lumos Networks Corp (LMOS)     COM           550283105     3962        368251 SH       Defined                368251
MasTec, Inc. (MTZ)             COM           576323109    11701        646808 SH       Defined                646808
Michael Baker Corp. (BKR)      COM           057149106    21251        891029 SH       Defined                891029
Middleburg Financial Corp. (MB COM           596094102      674         42897 SH       Defined                 42897
NGP Capital Resources (NGPC)   COM           62912R107     1742        265967 SH       Defined                265967
NTELOS Holdings Corp.  (NTLS)  COM           67020q305     3354        162023 SH       Defined                162023
Newpark Resources Inc.  (NR)   COM           651718504       87         10600 SH       Defined                 10600
ON Semiconductor Corp. (ONNN)  COM           682189105    18684       2073641 SH       Defined               2073641
OceanFirst Financial (OCFC)    COM           675234108      935         65657 SH       Defined                 65657
OmniAmerican Bancorp Inc.  (OA COM           68216r107     2682        138510 SH       Defined                138510
PPL Corporation (PPL)          COM           69351t106    18347        649238 SH       Defined                649238
PartnerRe Ltd. (PRE)           COM           G6852T105    40947        603137 SH       Defined                603137
Pentair Inc. (PNR)             COM           709631105      952         20000 SH       Defined                 20000
Public Storage, Inc. (PSA)     COM           74460d109      233          1683 SH       Defined                  1683
Republic Services (RSG)        COM           760759100    27160        888732 SH       Defined                888732
Rosetta Resources, Inc. (ROSE) COM           777779307    21095        432637 SH       Defined                432637
Rudolph Technologies (RTEC)    COM           781270103      379         34093 SH       Defined                 34093
Rush Enterprises Inc. Cl A (RU COM           781846209     7110        335055 SH       Defined                335055
Rush Enterprises Inc. Cl B (RU COM           781846308     5111        295798 SH       Defined                295798
Shore Bancshares Inc. (SHBI)   COM           825107105      732        103203 SH       Defined                103203
Solutia Inc.  (SOA)            COM           834376501     8108        290195 SH       Defined                290195
Southern National Bancorp of V COM           843395104     4538        672289 SH       Defined                672289
Suncor Energy Inc. (SU)        COM           867224107    11397        348525 SH       Defined                348525
Westfield Financial Inc. (WFD) COM           96008p104      557         70439 SH       Defined                 70439
j2 Global, Inc.  (JCOM)        COM           48123v102    26807        934693 SH       Defined                934693
Advanced Micro Devices         CONV          007903AN7    10554      10411000 PRN      Defined              10411000
Alcatel-Lucent USA Inc.        CONV          549463AH0    41806      42551000 PRN      Defined              42551000
Digital River Inc.             CONV          25388BAC8     5760       5946000 PRN      Defined               5946000
Electronic Data Systems        CONV          285661AF1      247        247000 PRN      Defined                247000
Euronet Worldwide Inc.         CONV          298736AF6    20982      20904000 PRN      Defined              20904000
GMX Resources Inc.             CONV          38011MAJ7      150        330000 PRN      Defined                330000
Greenbrier Cos Inc.            CONV          393657AD3     5585       5780000 PRN      Defined               5780000
Hologic Inc.                   CONV          436440AA9    28011      28187000 PRN      Defined              28187000
Live Nation Inc.               CONV          538034AB5    20047      20964000 PRN      Defined              20964000
Radioshack Corp. 144A          CONV          750438AC7    16716      17550000 PRN      Defined              17550000
Rambus Inc.                    CONV          750917AC0    19457      19457000 PRN      Defined              19457000
School Specialty Inc.          CONV          807863AM7    16938      23282000 PRN      Defined              23282000